Note 19 - Subsequent Event (Details Textual) - GMDC [Member] - USD ($)	Mar. 17, 2023	Aug. 09, 2023
Business Combination, Consideration Transferred	$ 935,974
Business Combination, Contingent Annual Payments, Percentage	5.00%	5.00%
Estimate Payments for Administrative Services	$ 65,000
Payments to Acquire Businesses, Gross	$ 1,000,974
Subsequent Event [Member]
Percentage of Interest After Completion of Initial Anticipated Fund Raising	19.90%
Business Combination, Consideration Transferred	$ 935,000
Business Combination, Contingent Annual Payments, Percentage	5.00%
Estimate Payments for Administrative Services	$ 65,000
Payments to Acquire Businesses, Gross	$ 1,000,000